Share-based compensation plans and shares held in trust - Summary of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 774	$ 732	$ 700
Equity-settled
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 774	$ 732	$ 700